Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Item]
Less: accumulated depreciation	$ (225,394)	$ (227,149)
Total property and equipment, net	5,154	1,025
Furniture and fixture [Member]
Schedule of Property and Equipment, Net [Line Item]
Property and equipment, gross	116,477	117,710
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Item]
Property and equipment, gross	32,145	27,671
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Item]
Property and equipment, gross	$ 81,926	$ 82,793